Related Party Transactions (Details) - CAD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transactions [Abstract]
Contributions made to defined benefit pension plans	$ 0.6	$ 0.6
Contribution amount	$ 0.7	$ 0.5